Segments (Tables)	9 Months Ended
Sep. 30, 2023
Text block [abstract]
Summary of Operating Segments

	Mexico	Telmex	Brazil	(1) Southern Cone	Colombia	Andean	(2) Central America	Caribbean	Europe	Eliminations	Consolidated total
For the nine-months period ended September 30, 2023 (in Ps.):
External revenues	183,326,820	63,385,410	120,643,031	25,589,086	45,573,769	40,784,677	32,815,550	28,317,264	74,864,647	—	615,300,254
Intersegment revenues	7,282,073	12,447,157	3,342,344	37,453	246,029	50,594	73,754	899,205	—	(24,378,609)	—

Total revenues	190,608,893	75,832,567	123,985,375	25,626,539	45,819,798	40,835,271	32,889,304	29,216,469	74,864,647	(24,378,609)	615,300,254
Depreciation and amortization	19,854,926	10,661,824	32,948,124	7,138,235	9,687,040	7,705,756	7,774,150	5,272,622	15,611,301	(1,326,894)	115,327,084
Operating income	62,193,205	9,478,594	18,413,105	836,693	7,317,594	8,582,308	4,826,064	6,309,274	12,140,762	(4,121,609)	125,975,990
Interest income	19,632,757	1,090,456	3,318,180	486,484	645,925	1,620,722	466,514	1,147,198	307,387	(22,071,061)	6,644,562
Interest expense	20,369,944	5,442,770	19,273,742	1,474,895	2,489,576	1,222,209	933,496	1,229,509	1,432,444	(21,573,850)	32,294,735
Income tax	22,039,911	(145,184)	654,368	(2,325,567)	835,905	3,330,258	1,314,679	1,535,248	2,300,165	(427,279)	29,112,504
Equity interest in net income (loss) of associated companies	(3,797,172)	28,384	24,249	(2,815)	—	—	(645)	—	16,513	—	(3,731,486)
Net profit (loss) attributable to equity holders of the parent	28,946,397	(4,035,727)	4,346,285	(143,764)	3,180,166	6,476,390	3,191,646	4,365,631	8,535,407	3,186,175	58,048,606
Assets by segment	1,030,522,792	237,903,064	388,792,356	81,116,527	114,451,892	92,960,971	90,174,355	103,282,962	147,490,187	(694,553,031)	1,592,142,075
Plant, property and equipment, net	46,104,250	145,781,937	152,498,377	39,540,047	49,660,991	29,654,941	40,204,241	36,373,908	67,032,522	(1,075,916)	605,775,298
Revalued of assets	—	—	—	—	7,990,278	—	—	—	19,822,667	—	27,812,945
Goodwill	26,450,092	215,381	29,800,253	201,265	9,134,535	4,620,773	6,290,086	14,186,723	55,694,728	—	146,593,836
Trademarks, net	109,232	95,212	1,221	—	—	570	—	199,664	2,326,510	—	2,732,409
Licenses and rights, net	10,751,301	98,630	33,300,938	12,018,537	8,156,321	3,339,628	4,967,979	9,112,039	18,736,696	—	100,482,069
Investment in associated companies	21,458,537	574,192	49,427	(12,872)	—	—	21,139	—	18,463	(6,098,146)	16,010,740
Liabilities by segments	651,378,535	230,678,142	322,742,258	46,077,687	58,557,943	40,753,768	34,556,739	49,060,210	92,192,262	(358,399,590)	1,167,597,954
For the nine-months period ended September 30, 2022 (in Ps.):
External revenues	173,172,999	59,941,741	123,960,091	31,364,649	55,577,412	40,900,522	35,271,222	29,352,658	78,998,073	—	628,539,367
Intersegment revenues	6,693,842	12,078,536	2,517,238	(76,302)	284,947	56,598	131,015	1,465,986	—	(23,151,860)	—

Total revenues	179,866,841	72,020,277	126,477,329	31,288,347	55,862,359	40,957,120	35,402,237	30,818,644	78,998,073	(23,151,860)	628,539,367
Depreciation and amortization	19,630,572	9,815,473	32,355,992	7,573,737	10,016,934	7,973,246	8,217,529	5,357,477	17,256,032	367,559	118,564,551
Operating income	56,239,177	9,804,633	18,586,084	2,662,681	11,232,978	5,750,496	6,760,634	6,657,361	12,976,982	(4,485,665)	126,185,361
Interest income	13,450,786	555,563	1,713,993	612,437	504,971	633,511	274,680	406,424	156,211	(15,196,268)	3,112,308
Interest expense	18,595,453	2,043,815	17,643,103	2,199,390	1,969,055	702,871	811,202	754,293	979,499	(14,758,341)	30,940,340
Income tax	21,757,834	1,730,732	(107,876)	1,532,415	2,250,229	1,775,276	1,808,111	2,279,688	2,573,925	56,998	35,657,332
Equity interest in net income (loss) of associated companies	34,540	22,459	10,642	(528)	—	—	—	—	(19,099)	—	48,014
Net profit (loss) attributable to equity holders of the parent continues operations	53,728,501	(1,981,977)	4,110,728	848,256	5,057,140	4,290,589	4,283,706	3,727,793	9,529,969	(23,816,630)	59,778,075
Net profit attributable to equity holders of the parent discontinued operations	—	—	—	—	—	—	—	—	—	—	2,671,630

Net profit (loss) attributable to equity holders of the parent	53,728,501	(1,981,977)	4,110,728	848,256	5,057,140	4,290,589	4,283,706	3,727,793	9,529,969	(23,816,630)	62,449,705
Assets by segment	1,050,721,746	208,717,113	401,470,870	133,019,538	105,867,593	83,344,448	85,906,325	102,864,039	149,230,066	(690,838,170)	1,630,303,568
Plant, property and equipment, net	49,659,959	128,057,776	156,556,259	62,710,762	46,760,727	32,923,637	38,481,018	42,377,462	68,193,484	(982,743)	624,738,341
Revalued of assets	—	—	—	—	8,647,734	6,691,780	—	1,592,140	22,726,516	—	39,658,170
Goodwill	23,296,674	215,381	31,068,497	2,295,155	12,742,478	4,680,898	6,323,205	14,186,723	48,521,317	—	143,330,328
Trademarks, net	106,771	126,442	—	—	—	—	—	241,987	2,448,987	—	2,924,187
Licenses and rights, net	10,870,850	112,302	37,967,828	15,372,115	9,134,619	4,593,871	3,803,556	10,773,291	20,292,186	—	112,920,618
Investment in associated companies	3,750,083	544,058	86,784	(22,937)	—	—	24,894	—	21,536	(1,262,240)	3,142,178
Liabilities by segments	633,866,917	190,971,198	294,931,188	73,669,413	55,487,418	35,050,731	31,004,610	53,039,683	95,495,024	(264,769,028)	1,198,747,154

(1)	Restated for discontinued operations for the nine-month period ended September 30, 2022 ClaroVTR.
(2)	Restated for discontinued operations for the nine-month period ended September 30, 2022 (Panama disposal).